Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
9.	Derivative Instruments and Hedging Activities

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, these foreign currency forward contracts as cash flow hedges.

As at June 30, 2014, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value / Carrying
	in Foreign	Amount of Asset (Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2014	2015
	(thousands)	Non-hedge	Rate(1)	(in thousands of U.S. Dollars)
Norwegian Kroner	410,000	(164)	6.16	30,526	36,004

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership enters into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s Norwegian Kroner Bonds due through 2019. In addition, the cross currency swaps due from 2016 through 2019 economically hedge the interest rate exposure on the Norwegian Kroner Bonds due in 2016 through 2019. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner Bonds due through 2019. As at June 30, 2014, the Partnership was committed to the following cross currency swaps:

					Fair Value /
					Carrying
Principal	Principal	Floating Rate Receivable			Amount of	Remaining
Amount	Amount	Reference		Fixed Rate	Asset	Term
NOK	USD	Rate	Margin	Payable	(Liability)	(years)
600,000	101,351	NIBOR	5.75%	7.49%	(6,337)	2.6
500,000	89,710	NIBOR	4.00%	4.80%	(8,943)	1.6
800,000	143,536	NIBOR	4.75%	5.93%	(14,285)	3.6
1,000,000	162,200	NIBOR	4.25%	6.28%	(2,621)	4.6

					(32,186)

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

As at June 30, 2014, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Notional	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%)(1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	800,000	(139,215)	8.4	4.7
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	815,781	(45,147)	6.1	2.5
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	180,000	(3,254)	0.3	3.4

		1,795,781	(187,616)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2014, ranged between 0.3% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)

This interest rate swap is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in 2014 whereby the swap will be settled based on its fair value at that time.

As at June 30, 2014, the Partnership had multiple interest rate swaps and cross currency swaps governed by the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2014, these interest rate swaps and cross currency swaps had an aggregate fair value asset amount of $0.7 million and an aggregate fair value liability amount of $187.9 million.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

		Current			Current
		Portion of			Portion of
	Accounts	Derivative	Derivative	Accrued	Derivative	Derivative
	Receivable	Assets	Assets	Liabilities	Liabilities	Liabilities
	$	$	$	$	$	$
As at June 30, 2014
Foreign currency contracts	—	517	11	—	(471)	(221)
Cross currency swaps	—	195	—	(49)	(1,189)	(31,143)
Interest rate swaps	—	—	5,732	(8,555)	(61,476)	(123,317)

	—	712	5,743	(8,604)	(63,136)	(154,681)

As at December 31, 2013
Foreign currency contracts	—	213	4	—	(976)	(83)
Cross currency swaps	12	287	—	—	(311)	(25,421)
Interest rate swaps	—	—	10,319	(9,174)	(46,657)	(95,631)

	12	500	10,323	(9,174)	(47,944)	(121,135)

Realized and unrealized (losses) gains of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized losses on derivative instruments in the consolidated statements of (loss) income. The effect of the (losses) gains on these derivatives on the consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(13,997)	(19,055)	(28,060)	(33,678)
Foreign currency forward contracts	196	(1,646)	(302)	(1,293)

	(13,801)	(20,701)	(28,362)	(34,971)

Unrealized (losses) gains relating to:
Interest rate swaps	(22,985)	56,931	(47,093)	71,902
Foreign currency forward contracts	(1,358)	(2,329)	679	(4,107)

	(24,343)	54,602	(46,414)	67,795

Total realized and unrealized (losses) gains on derivative instruments	(38,144)	33,901	(74,776)	32,824

Realized and unrealized (losses) gains of the cross currency swaps are recognized in earnings and reported, including the impact of the partial termination of a cross currency swap in connection with the repurchase of bonds described in note 6, in foreign currency exchange (loss) gain in the consolidated statements of (loss) income. The effect of the loss on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Realized gain on partial termination of cross currency swaps	—	—	—	6,800
Realized (losses) gains	(38)	297	(22)	1,022
Unrealized losses	(14,267)	(9,307)	(6,692)	(34,809)

Total realized and unrealized losses on cross-currency swaps	(14,305)	(9,010)	(6,714)	(26,987)

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.